Expenses by nature (Footnotes) (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature
Depreciation of POS	R$ 685,685	R$ 640,798	R$ 448,385
LTIP amortizations	46,356	31,903	0
Assets amortizations of acquired companies	R$ 19,778	R$ 18,466	R$ 16,455